Stock Based Compensation (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Apr. 14, 2020	May 20, 2019	May 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Stock-based compensation						$ 1,542,000
Fair value of preferred shares issued to officer						(465,000)
Fair value of common stock shares issued				$ 20,000	$ 486,000	126,000	$ 1,112,000	$ 1,300,018	$ 2,090,375
Fair value of common shares issued to employees and officer						$ 106,000
Number of restricted common stock issued									8,000,000
Number of restricted common stock vested						1,875,000			2,250,000
Number of options issued						900,000			3,290,000
Options exercise price						$ 0.11			$ 0.23
Accretion Expense [Member]
Stock-based compensation						$ 929,000
Restricted Stock [Member]
Number of restricted common stock issued		8,000,000
Number of restricted common stock vested		1,000,000				4,125,000			2,250,000
Restricted common stock vested, description		1,000,000 shares vested immediately, and the balance of 7,000,000 shares will vest 625,000 shares per quarter over 2.8 years.
Restricted common stock vesting term		2 years 9 months 18 days				1 year 4 months 24 days			2 years 3 months 19 days
Fair value of restricted common stock		$ 4,000,000
Share-based expense						$ 929,000			$ 2,317,868
Unvested compensation				753,000		$ 753,000
Number of options vested immediately						4,125,000
Restricted Stock [Member] | Per Quarter [Member]
Number of restricted common stock vested		625,000
Stock Options [Member]
Stock-based compensation						$ 250,000
Share-based expense									$ 711,404
Unvested compensation				$ 346,000		$ 346,000
Number of options issued						900,000			3,290,000
Number of options vested immediately						600,000			1,800,000
Number of options expected to vest				300,000		300,000
Vesting period						24 months
Options exercise price			$ 0.10						$ 0.23
Fair value of options						$ 85,000			$ 1,179,000
Stock price				$ 0.14		$ 0.14
Expected term						10 years
Volatility						236.00%
Dividend rate						0.00%			0.00%
Risk-free interest rate						17.00%			1.77%
Option intrinsic value									$ 322,749
Stock Options [Member] | Minimum [Member]
Options exercise price						$ 0.10
Stock price									$ 0.23
Expected term									5 years
Volatility									213.00%
Stock Options [Member] | Maximum [Member]
Options exercise price						$ 0.14
Stock price									$ 0.38
Expected term									7 years
Volatility									218.00%
Common Stock [Member]
Number of common stock shares issued					2,642,750	407,408	2,642,750	6,500,090	6,330,750
Fair value of common stock shares issued					$ 3,000	$ 1,000	$ 3,000	$ 6,500	$ 6,331
Employees and Officers [Member] | Common Stock [Member]
Number of common stock shares issued						451,198
Fair value of common shares issued to employees and officer						$ (51,000)
Consultants [Member]
Number of common stock shares issued						750,000
Fair value of common stock shares issued						$ 42,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Number of common stock shares issued	2,500,000
Fair value of preferred shares issued to officer	$ 465,000